ACCOUNTS PAYABLE AND ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses at June 30, 2017 and December 31, 2016 consist of the following:

	June 30, 2017	December 31, 2016
Accrued accounting and legal	$180,497	$120,464
Accrued reimbursements	10,990	43,116
Accrued consulting	43,702	1,192
Accrued research and development expenses	950,982	181,884
Accrued payroll	40,625	-
Accrued office and other	246	10,202
Deferred rent	1,798	2,912
Accrued settlement related to arbitration	13,333	13,333
	$1,242,173	$373,103

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses at December 31, 2016 and 2015 consist of the following:

	2016	2015
Accrued accounting and legal	$120,464	$112,723
Accrued reimbursements	43,116	13,613
Accrued consulting	1,192	15,200
Accrued research and development expenses	181,884	34,179
Accrued office and other	10,202	31,482
Deferred rent	2,912	3,016
Accrued settlement related to arbitration	13,333	13,333
	$373,103	$223,546